Provisions, income tax liabilities and other liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Details) € in Millions	Dec. 31, 2024 EUR (€)
Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 565
Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	538
Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	553
Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	566
Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	584
2030 to 2034
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	2,959
France | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	94
France | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	59
France | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	71
France | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	75
France | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	81
France | 2030 to 2034
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	497
Germany | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	210
Germany | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	210
Germany | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	208
Germany | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	207
Germany | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	209
Germany | 2030 to 2034
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	893
US | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	97
US | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	98
US | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	100
US | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	103
US | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	107
US | 2030 to 2034
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	543
UK | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	126
UK | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	130
UK | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	134
UK | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	139
UK | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	143
UK | 2030 to 2034
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	785
Other | Year 1
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	38
Other | Year 2
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	41
Other | Year 3
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	40
Other | Year 4
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	42
Other | Year 5
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	44
Other | 2030 to 2034
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 241